RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - Schedule of Amounts Due from (Paid to) Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	$ 6,741	$ 4,678
Total operating expenses	2,194	2,000
Total other income (expenses)	23,748	1,117
Seatankers Management Co. Ltd
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	3,914	1,877
Total operating expenses	289	456
SFL
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	1,499	1,048
Golden Ocean
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	0	48
Flex LNG Ltd
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	949	795
Avance Gas
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	0	572
TFG Marine
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	365	338
Total other income (expenses)	23,792	405
Other related parties and affiliated companies
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	14	0
Front Ocean Management
Disclosure of transactions between related parties [line items]
Total operating expenses	1,905	1,544
FMS Holdco share of results
Disclosure of transactions between related parties [line items]
Total other income (expenses)	$ (44)	$ 712